Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000170095 | 91282CGM7 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000170095 | 30165JAG1 | Exeter Automobile Receivables Trust 2021-4, E
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170095 | 31846V336 | First American Government Obligations Fund, X
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170095 | 320986AG7 | First Investors Auto Owner Trust 2023-1, D
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170095 | 912828Z94 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170095 | 64129UCJ2 | Neuberger Berman CLO XVII Ltd., CR3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170095 | 38138BAN0 | Goldentree Loan Management US Clo 3 Ltd., D
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170095 | 38090AAJ7 | GoldenTree Loan Management US CLO 16 Ltd., CR
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170095 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170095 | 576323AP4 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170095 | Abs
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170095 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170095 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170095 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000170095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000170095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000170095 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000170095 | Clo
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000170095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000170095 | ABS
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000170095 | CLO
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000170095 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170095 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	51.80%
C000170095 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	32.20%
C000170095 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000170095 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.30%
C000170095 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	4.90%
C000170095 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.90%
C000170095 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	5.00%
C000170094 | 91282CGM7 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000170094 | 30165JAG1 | Exeter Automobile Receivables Trust 2021-4, E
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170094 | 31846V336 | First American Government Obligations Fund, X
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170094 | 320986AG7 | First Investors Auto Owner Trust 2023-1, D
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170094 | 912828Z94 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170094 | 64129UCJ2 | Neuberger Berman CLO XVII Ltd., CR3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170094 | 38138BAN0 | Goldentree Loan Management US Clo 3 Ltd., D
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170094 | 38090AAJ7 | GoldenTree Loan Management US CLO 16 Ltd., CR
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170094 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170094 | 576323AP4 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170094 | Abs
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170094 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170094 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170094 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000170094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000170094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000170094 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000170094 | Clo
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000170094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000170094 | ABS
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000170094 | CLO
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000170094 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170094 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	51.80%
C000170094 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	32.20%
C000170094 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000170094 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.30%
C000170094 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	4.90%
C000170094 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.90%
C000170094 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	5.00%